UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C 20549
FORM 13F
FORM 13F COVER PAGE



TYPE

13F HR


PERIOD

09/30/08



FILER




SROS

NONE


SUBMISSION CONTACT



NAME

E. Hurley

PHONE

7812377170


Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this
Report:

Name:

Beaumont Financial Partners, LLC

Address:

20 Walnut Street, Suite One


Wellesley Hills, MA  02481


13F File Number:

028-11748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:

David Meade Haviland

Title:

Class A Member

Phone:

7812377170

Signature,

Place,


and Date of Signing:

David Meade Haviland

Wellesley Hills, MA

November 14, 2008



Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

66

Form 13F Information Table Value Total:

$194,420  (thousands)

 FORM 13F INFORMATION TABLE
									Value		SHARES/		SH/	PUT/	INVSTMT		OTHER	  	   	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$ 1000)	PRN  AMT	PRN	CALL	DSCRETN		MANAGERS	SOLE		SHARED	NONE
3M				COM			88579Y101	275		4025.0		SH		SOLE				4025.0
ABBOTT LABORATORIES INC		COM			002824100	7281		126449.5	SH		SOLE				126449.5
ABERDEEN ASIA-PACIFIC		COM			003009107	143		28550.0		SH		SOLE				28550.0
AT&T				COM			00206R102	8375		299961.7	SH		SOLE				299961.7
AUTOMATIC DATA PROC		COM			053015103	200		4684.0		SH		SOLE				4684.0
BANK OF AMERICA CORP		COM			060505104	8986		315.0		SH		SOLE				315.0
BARCLAYS BANK PLC		SP ADR 7.1 PF		06739H776	376		25950.0		SH		SOLE				25950.0
BARCLAY DJAIG CMDTY 		ETN			06738C778	772		14985.0		SH		SOLE				14985.0
BERKSHIRE HATHAWAY A		CLASS A			084670108	261		2.0		SH		SOLE				2.0
BERKSHIRE HATHAWAY B		CLASS B			084670207	637		145.0		SH		SOLE				145.0
BOSTON PRIVATE FINANCIAL	COM			101119105	350		40000.0		SH		SOLE				40000.0
CELGENE CORP			COM			151020104	1458		23040.0		SH		SOLE				23040.0
CENTRAL FUND CDA LTD		CL A			153501101	16832		1554160.0	SH		SOLE				1554160.0
CHEVRON CORP			COM			166764100	803		9737.0		SH		SOLE				9737.0
CLAYMORE ETF TRUST		CDN ENERGY		18383Q606	677		32779.2		SH		SOLE				32779.2
COCA COLA CO			COM			191216100	466		8819.0		SH		SOLE				8819.0
COLGATE-PALMOLIVE CO		COM			194162103	9466		125633.7	SH		SOLE				125633.7
CVS CAREMARK CORP		COM			126650100	266		7900.0		SH		SOLE				7900.0
DIAGEO PLC			SPONSORED ADR		25243Q205	7727		112215.0	SH		SOLE				112215.0
DOVER CORP			COM			260003108	279		6875.0		SH		SOLE				6875.0
EMC CORP MASS			COM			268648102	335		28000.0		SH		SOLE				28000.0
EMERSON ELECTRIC CO		COM			291011104	248		6070.0		SH		SOLE				6070.0
ENCANA CORP			COM			292505104	6135		93330.9		SH		SOLE				93330.9
ENERPLUS RES TRUST		TRUST UNIT		29274D604	12113		325702.47	SH		SOLE				325702.47
EXELON				COM			30161N101	338		5400.0		SH		SOLE				5400.0
EXXON MOBIL CORP		COM			30231G102	2730		35153.6		SH		SOLE				35153.6
GAMMON GOLD INC			COM			364915108	581		78545.0		SH		SOLE				78545.0
GENERAL ELECTRIC CO		COM			369604103	5215		204485.2	SH		SOLE				204485.2
INTL BUSINESS MACH		COM			459200101	3423		29267.0		SH		SOLE				29267.0
ISHARES MSCI EMERGING MKTS	COM			464287234	913		26707.0		SH		SOLE				26707.
ISHARES S&P MIDCAP		COM			464287705	732		10650.0		SH		SOLE				10650.0
ISHARES SILVER TR		COM			46428Q109	802		67665.0		SH		SOLE				67665.0
ISHARES US PREFERRED STOCK	COM			464288687	416		14634.5		SH		SOLE				14634.5
JOHNSON &  JOHNSON		COM			478160104	9344		134866.2	SH		SOLE				134866.2
KINROSS GOLD			COM			496902904	1315		81601.4		SH		SOLE				81601.4
MANULIFE FINANCIAL CORP		COM			56501R106	723		19708.0		SH		SOLE				19708.0
MARKET VECTOR ETF TR		GOLD MINER ETF		57060U100	5357		158560.0	SH		SOLE				158560.0
MCDONALDS CORP			COM			580135101	1820		29489.9		SH		SOLE				29489.9
MEDTRONIC INC			COM			585055106	2663		53157.3		SH		SOLE				53157.3
MEMC ELCTR MATLS INC		COM			552715104	559		19780.0		SH		SOLE				19780.0
MICROSOFT CORP			COM			594918104	7752		290468.5	SH		SOLE				290468.5
NATIONAL WESTMEINSTER		ADR PREF B		638539882	263		28350.0		SH		SOLE				28350.0
PENN WEST ENERGY TRUST		TRUST UNIT		707885109	9965		413466.8	SH		SOLE				413466.8
PEPSICO INC			COM			713448108	507		7117.0		SH		SOLE				7117.0
PFIZER				COM			717081103	268		14531.3		SH		SOLE				14531.3
POWERSHARES ETF TRUST		WATER RESOURCE		73935X575	5349		290688.5	SH		SOLE				290688.5
POWERSHARES ETF TRUST		INTL DIV ACH		73935X716	1295		86276.1		SH		SOLE				86276.1
POWERSHARES ETF TRUST		GLOBAL WATER PORT	73936T623	2393		145030.0	SH		SOLE				145030.0
POWERSHARES ETF TRUST		GLOBAL CLEAN ENERGY	73936T615	1610		84003.0		SH		SOLE				84003.0
PPG INDUSTRIES INC.		COM			693506107	8633		148026.1	SH		SOLE				148026.1
PROCTER & GAMBLE CO		COM			742718109	1298		18625.8		SH		SOLE				18625.8
ROCKWELL COLLINS INC		COM			774341101	240		4990.0		SH		SOLE				4990.0
ROYAL BANK SCOTLAND		ADR PREF F		780097804	143		11000.0		SH		SOLE				11000.0
SCHLUMBERGER LTD		COM			806857108	274		3506.0		SH		SOLE				3506.0
SELECT SECTOR SPDR TR		SBI CONS STAPLES	81369Y308	2499		90533.9		SH		SOLE				90533.9
SELECT SECTOR SPDR TR		S&P OILGAS EXP		78464A730	1122		25035.2		SH		SOLE				25035.2
SPDR INDEX			S&P BRIC 40 ETF		78463X798	4165		203570.0	SH		SOLE				203570.0
SPDR GOLD TR			GLD SH			78463V107	697		8195.0		SH		SOLE				8195.0
SUNCOR ENERGY INC		COM			867229106	8925		211805.0	SH		SOLE				211805.0
TEXAS INSTRUMENTS INC		COM			882508104	275		12800.0		SH		SOLE				12800.0
UNITED PARCEL SERVICE INC	CLASS B			911312106	395		6280.0		SH		SOLE				6280.0
UNITED TECHNOLOGIES CORP	COM			913017019	5001		53264.8		SH		SOLE				53264.8
VANGUARD FUNDS			GROWTH ETF		922908736	1096		20991.7		SH		SOLE				20991.7
VERIZON COMMUNICATIONS		COM			92343V104	462		14382.2		SH		SOLE				14382.2
WISDOM TREE			CHINESE YUAN ETF	97717W182	4631		184050.0	SH		SOLE				184050.0
YAMANA GOLD INC			COM			98462Y100	3770		452575.0	SH		SOLE				452575.0
